Unaudited Condensed Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Goodwill	£ 6,048	£ 6,186
Other intangible assets, net	25,736	28,459
Property, plant and equipment, net	44,078	48,954
Investment in joint venture	436	173
Right-of-use assets, net	17,736	18,513
Other receivables	657	663
Investments in equity instruments	2,145	2,145
Deferred tax asset, net	749	690
Total non-current assets	97,585	105,783
Current assets
Trade receivables	234	3,372
Other receivables	14,667	15,351
Current tax assets	32,507	23,166
Short term bank deposits	153,457	103,586
Cash and cash equivalents	139,327	259,463
Total current assets	340,192	404,938
Total assets	437,777	510,721
Capital and reserves
Share capital	64	63
Share premium	364,658	364,639
Capital redemption reserve	3	3
Foreign exchange reserve	(672)	492
Share-based payment reserve	35,975	46,984
Fair value reserve	(199)	(199)
Merger reserve	54,213	54,213
Accumulated losses	(158,007)	(110,469)
Total equity attributable to owners of the parent	296,035	355,726
Non-current liabilities
Loans	299	306
Lease liabilities	17,027	16,221
Deferred tax liability, net	5,097	5,774
Contract liabilities and other advances	60,578	65,466
Provisions	1,364	2,157
Total non-current liabilities	84,365	89,924
Current liabilities
Trade payables	7,750	11,336
Lease liabilities	4,060	2,396
Contract liabilities and other advances	21,986	27,006
Other payables	23,581	24,333
Total current liabilities	57,377	65,071
Total liabilities	141,742	154,995
Total equity and liabilities	£ 437,777	£ 510,721